Note 11 - Stock-Based Compensation (Details) - Stock Option Activity - USD ($) $ / shares in Units, $ in Thousands	7 Months Ended
Dec. 31, 2015
Stock Option Activity [Abstract]
Shares issuable under options - June 1, 2015	1,656,250
Shares issuable under options - June 1, 2015	$ 16.90
Granted	35,000
Granted	$ 38.55
Exercised	(480,000)
Exercised	$ 14.39
Shares issuable under options - December 31, 2015	1,211,250
Shares issuable under options - December 31, 2015	$ 18.51
Shares issuable under options - December 31, 2015	2 years 292 days
Shares issuable under options - December 31, 2015	$ 26,548
Options exercisable - End of period	268,400
Options exercisable - End of period	$ 14.57
Options exercisable - End of period	1 year 255 days
Options exercisable - End of period	$ 6,941